Goodwill and Intangibles (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Gross Carrying Amount	$ 793,931	$ 759,847
Foreign Currency Translation	(20,302)	(51,988)
Accumulated Amortization	(301,001)	(196,649)
Net Carrying Amount	472,628	511,210
Customer relationships [Member]
Gross Carrying Amount	294,244	270,495
Foreign Currency Translation	(13,122)	(29,898)
Accumulated Amortization	(156,186)	(110,094)
Net Carrying Amount	124,936	130,503
Purchased technology [Member]
Gross Carrying Amount	130,313	120,007
Foreign Currency Translation	(5,529)	(12,213)
Accumulated Amortization	(80,461)	(56,004)
Net Carrying Amount	44,323	51,790
Trade names and brand [Member]
Gross Carrying Amount	369,374	369,345
Foreign Currency Translation	(1,651)	(9,877)
Accumulated Amortization	(64,354)	(30,551)
Net Carrying Amount	$ 303,369	$ 328,917